Dividends - Additional Information (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	Mar. 15, 2018	May 12, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of dividends [Line Items]
Enterprise income tax rate on dividends declared			10.00%
Dividend for fiscal year twenty seventeen [member] | Subsequent event [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share	¥ 0.052
Approval of a final dividend, total	¥ 1,591
Dividend for fiscal year twenty fifteen [member]
Disclosure of dividends [Line Items]
Approval of a final dividend, per ordinary share		¥ 0.17
Approval of a final dividend, total		¥ 4,071
Dividend for fiscal year twenty fifteen [member] | China Unicom (BVI) Limited [member]
Disclosure of dividends [Line Items]
Dividend payable				¥ 920